CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 228,861,009	$ 246,600,917
Certificates of deposit	16,372,128
Restricted cash	145,413,726	118,130,253
Accounts receivable, net	2,276,153	6,382,630
Notes receivable	433,379	568,328
Inventories	22,762,545	24,463,142
Prepaid purchases	76,268,597	45,805,423
Prepaid expenses	382,569	385,131
Other receivables	2,270,073	2,850,601
Total current assets	495,040,179	445,186,425
Non-current assets
Property, plant and equipment, net	134,110,657	122,695,246
Land use right, net	13,625,738	13,807,056
Deposit on acquisition of future land use right		12,710,719
Deposit on acquisition of business	24,076,660
Deposit on acquisition of property, plant and equipment	266,312
Other receivable	3,039,835	3,499,083
Certificates of deposit	3,210,221	3,177,679
Total non-current assets	178,329,423	155,889,783
Total assets	673,369,602	601,076,208
Current Liabilities
Accounts payable	2,279,246	8,074,432
Notes payable	259,546,395	204,880,916
Term loans	57,462,962	44,169,751
Land use right payable	1,419,314	1,404,926
Income tax payable	5,140,306	5,458,482
Customers deposits	11,635,999	23,383,849
Accrued liabilities and other payables	5,818,060	15,276,016
Total current liabilities	343,302,282	302,648,372
Total liabilities	343,302,282	302,648,372
Stockholders' equity
Common stock, 100,000,000 shares authorized with no par value; 59,823,730 and 59,433,828 shares issued, 59,561,899 and 58,256,930 shares outstanding as of December 31, 2012 and December 31, 2011, respectively	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock, at cost, 261,831 and 1,176,898 shares, as of December 31, 2012 and December 31, 2011, respectively	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$ 673,369,602	$ 601,076,208